Business combination - Estimated fair values of assets acquired and liabilities assumed (Details) $ in Thousands, € in Millions		12 Months Ended
	Nov. 08, 2017 USD ($)	Dec. 31, 2017 USD ($)	Nov. 08, 2017 EUR (€)	Nov. 08, 2017 USD ($)	Dec. 31, 2016 USD ($)
Estimated fair values of assets acquired and liabilities assumed:
Goodwill		$ 6,196			$ 2,912
Cash flows used in obtaining control of subsidiaries or other businesses		9,189
Restlet SAS
Estimated fair values of assets acquired and liabilities assumed:
Other current assets				$ 55
Property and equipment, net				32
Intangible assets				7,535
Goodwill				2,876
Trade and other payables				(299)
Deferred revenue				(28)
Net assets acquired				10,171
Net debt assumed		$ (1,100)	€ (1.0)	(1,188)
Total consideration transferred			€ 7.7	$ 8,983
Cash flows used in obtaining control of subsidiaries or other businesses	$ 9,200